FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial investment	R$ 100,000
Percentage of long term gross debt	86.78%	93.66%
Gain (loss) in financial results	R$ 278,618	R$ 579,946